SCHEDULE OF RELATED PARTY TRANSACTION (Details) - USD ($)		Dec. 31, 2021		Mar. 31, 2021		Mar. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties		$ 171,364		$ 84,838
Amounts due to related parties		3,536,615		4,913,964		5,429,440
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		154,210		84,838
Zhiyong Zhou [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	17,154
Zhida Hong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		3,208,463	[2]	3,727,371	[2]	5,043,489
Bihua Yang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			[3]	370,523	[3]
Dewu Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		177,755	[4]	712,064	[4]	81,287
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 150,397		104,006		144,237
Zhongpeng Chen [Member]
Related Party Transaction [Line Items]
Amounts due to related parties						$ 160,427

[1]	Being cash advance to Zhiyong Zhou to pay for daily operating expenditures of XKJ.
[2]	The decrease was due to net repayment of debt due to Zhida Hong. During the three and nine months ended December 31, 2021, the Company received financial support of $
[3]	Being financial support from Bihua Yang for XKJ’s daily operation.
[4]	The decrease was due to net repayment of debt due to Dewu Huang. During the nine months ended December 31, 2021, the company received interest free advanced loan as financial support of approximately $